FINANCIAL INSTRUMENTS - Liquidity risk (Details) - Liquidity risk - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS
Trade payables	$ 2,731	$ 3,113
User accounts	4,494	3,553
Accrued expenses and other payables	3,631	2,667
Lease liabilities	1,016	1,389
Contingent consideration		1,000
Total	11,872	11,722
Less than one year
FINANCIAL INSTRUMENTS
Trade payables	2,731	3,113
User accounts	4,494	3,553
Accrued expenses and other payables	3,631	2,667
Lease liabilities	668	645
Total	11,524	9,978
1 to 2 years
FINANCIAL INSTRUMENTS
Lease liabilities	345	493
Contingent consideration		1,000
Total	345	1,493
2 to 3 years
FINANCIAL INSTRUMENTS
Lease liabilities	3	251
Total	$ 3	$ 251